Summary of significant accounting policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 70,404	$ 54,568	$ 193,025	$ 147,006	$ 204,027	$ 146,562
Recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	65,782	47,051	179,148	125,096	175,189	113,040
Non-recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	4,622	7,517	13,877	21,910	28,838	33,522
Subscription
Disaggregation of Revenue [Line Items]
Revenue	57,933	41,916	160,989	112,872	159,111	100,350
Subscription | Recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	57,933	41,916	160,989	112,872	159,111	100,350
Services/Professional Services
Disaggregation of Revenue [Line Items]
Revenue	3,605	5,234	10,066	14,529	19,008	20,206
Services/Professional Services | Non-recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	3,605	5,234	10,066	14,529	19,008	20,206
License
Disaggregation of Revenue [Line Items]
Revenue	8,866	7,418	21,970	19,605	25,908	26,006
License | Recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	7,849	5,135	18,159	12,224	16,078	12,690
License | Non-recurring Revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 1,017	$ 2,283	$ 3,811	$ 7,381	$ 9,830	$ 13,316